Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Licensing of intellectual property	$ 50,000	$ 65,402	$ 75,000
Collaboration revenue	66,677	0	0
Other revenue	328	3,424	0
Total revenue	$ 117,005	$ 68,826	$ 75,000